CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 77,050	$ 77,824
Short-term investments		2,299
Accounts receivable, net of allowances for doubtful accounts of $4,564 and $10,877, respectively	$ 17,936	16,690
Inventories	17,470	20,659
Deferred costs	25,499	55,257
Prepaid and other current assets	11,388	19,337
Short-term restricted cash	12,264	13,731
Total current assets	161,607	205,797
Property, plant and equipment, net	1,510	3,037
Long-term investments	26,022	59,799
Long-term deferred costs	332	4,956
Long-term deferred tax assets	11,193	985
Other long-term assets	4,216	4,489
Total assets	204,880	279,063
Current liabilities:
Accounts payable	16,400	29,769
Income taxes payable	9,906	7,463
Customer advances	30,976	49,244
Deferred revenue	16,965	26,819
Deferred tax liabilities	9,779	656
Other current liabilities	13,763	15,463
Total current liabilities	97,789	129,414
Long-term deferred revenue	8,554	18,304
Other long-term liabilities	8,259	16,016
Total liabilities	$ 114,602	$ 163,734
Commitments and contingencies (Note 8)
Shareholders' equity:
Ordinary share: $0.00375 par value; 250,000 authorized shares; 38,465 and 38,314 shares issued at December 31, 2015 and December 31, 2014, respectively; 36,735 and 38,148 shares outstanding at December 31, 2015 and December 31, 2014, respectively (Note 1)(1)	$ 122	$ 122
Additional paid-in capital	1,259,767	1,258,182
Treasury stock, at cost: 1,730 and 166 shares at December 31, 2015 and December 31, 2014, respectively	(4,138)	(443)
Accumulated deficit	(1,226,943)	(1,206,286)
Accumulated other comprehensive income	61,470	63,754
Shareholders' equity	90,278	115,329
Total liabilities and equity	$ 204,880	$ 279,063